Offsets	Aug. 28, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	StablecoinX Inc.
Form or Filing Type	S-4
File Number	333-290567
Initial Filing Date	Sep. 29, 2025
Fee Offset Claimed	$ 20,247.48
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A Common Stock issuable upon exercise of Warrants
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 132,250,000.00
Termination / Withdrawal Statement	The Registrant registered 11,500,000 Public Warrants and the 11,500,000 shares of Class A Common Stock issuable upon the exercise of the Public Warrants (the “Public Warrant Shares”) on a registration statement on Form S-4 (File No. 333-290567) initially filed by the Registrant on September 29, 2025 and subsequently amended (as amended, the "Business Combination Registration Statement"). The Public Warrant Shares remain unsold after the completion of the offering under the Business Combination Registration Statement. A filing fee of $20,247.48 was previously paid in connection with the Public Warrant Shares on the Business Combination Registration Statement (the "Filing Fee"). In accordance with Rule 457(p) of the Securities Act, the Filing Fee will offset the filing fee due pursuant to this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	StablecoinX Inc.
Form or Filing Type	S-4
File Number	333-290567
Filing Date	Sep. 29, 2025
Fee Paid with Fee Offset Source	$ 20,247.48